Additional disclosures - Preference Shares and Securities Detail (Details) € in Millions, £ in Millions, $ in Millions					12 Months Ended
	Sep. 21, 2021	May 12, 2021	Jan. 14, 2020	Sep. 29, 2017	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Sep. 11, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount					€ 26,196.0				€ 21,880.0	€ 21,062.0	€ 23,820.0
Interest rate (as a percent)			4.375%
Initial interest rate term			6 years
Adjustment to reference rate, after initial interest rate period			4.534%
Mid-swap rate term			5 years
Interest rate reprice term			5 years
Issuance by Santander UK plc in October 2005 | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 80.3
Issuance by Santander UK plc in October 2005 | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					10.375%	10.375%	10.375%
Issuance by Santander UK plc in February 1996 | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | £							£ 80.3
Issuance by Santander UK plc in February 1996 | Fixed interest rate | Preference Shares
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					10.375%	10.375%	10.375%
Issuance by Banco Santander S.A. in April 2017 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					6.75%	6.75%	6.75%
Initial interest rate term					5 years
Mid-swap rate term					5 years
Issuance by Banco Santander S.A. in April 2017 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount					€ 750.0
Interest rate (as a percent)					6.75%	6.75%	6.75%
Issuance by Banco Santander S.A. in April 2017 | 5-Year Mid-Swap Rate (Euro)
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period					6.803%	6.803%	6.803%
Issuance by Banco Santander S.A. in September 2017
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)				5.25%
Initial interest rate term				6 years
Adjustment to reference rate, after initial interest rate period				4.999%
Mid-swap rate term				5 years
Issuance by Banco Santander S.A. in September 2017 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					5.25%	5.25%	5.25%
Initial interest rate term					6 years
Mid-swap rate term					5 years
Issuance by Banco Santander S.A. in September 2017 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount					€ 1,000.0
Interest rate (as a percent)					5.25%	5.25%	5.25%
Issuance by Banco Santander S.A. in September 2017 | 5-Year Mid-Swap Rate (Euro)
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period					4.999%	4.999%	4.999%
Issuance by Banco Santander S.A. in September 2017 | 5-Year Mid-Swap Rate (US Dollar)
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period					4.989%	4.989%	4.989%
Issuance by Banco Santander S.A. in March 2018
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount								€ 1,500.0
Issuance by Banco Santander S.A. in March 2018 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					4.75%	4.75%	4.75%
Initial interest rate term					7 years
Issuance by Banco Santander S.A. in March 2018 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount					€ 1,500.0
Interest rate (as a percent)					4.75%	4.75%	4.75%
Issuance by Banco Santander S.A. in March 2018 | 5-Year Mid-Swap Rate (Euro)
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period					4.097%	4.097%	4.097%
Issuance by Banco Santander S.A. in February 2019 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					7.50%	7.50%	7.50%
Initial interest rate term					5 years
Interest rate reprice term					5 years
Issuance by Banco Santander S.A. in February 2019 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $						$ 1,200.0
Interest rate (as a percent)					7.50%	7.50%	7.50%
Issuance by Banco Santander S.A. in January 2020 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					4.375%	4.375%	4.375%
Initial interest rate term					6 years
Mid-swap rate term					5 years
Interest rate reprice term					5 years
Issuance by Banco Santander S.A. in January 2020 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount					€ 1,500.0
Interest rate (as a percent)					4.375%	4.375%	4.375%
Issuance by Banco Santander S.A. in January 2020 | 5-Year Mid-Swap Rate (Euro)
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period					4.534%	4.534%	4.534%
Issuance by Banco Santander S.A. in May 2021, series in Dollars
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		4.75%
Initial interest rate term		6 years
Adjustment to reference rate, after initial interest rate period		3.753%
Interest rate reprice term		5 years
Issuance by Banco Santander S.A. in May 2021, series in Dollars | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					4.75%	4.75%	4.75%
Initial interest rate term					6 years
Mid-swap rate term					5 years
Interest rate reprice term					5 years
Issuance by Banco Santander S.A. in May 2021, series in Dollars | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount | $						$ 1,000.0
Interest rate (as a percent)					4.75%	4.75%	4.75%
Issuance by Banco Santander S.A. in May 2021, series in Dollars | 5-Year UST Rate (US Dollar)
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period					3.753%	3.753%	3.753%
Issuance by Banco Santander S.A. in May 2021, series in Euros
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)		4.125%
Initial interest rate term		7 years
Adjustment to reference rate, after initial interest rate period		4.311%
Mid-swap rate term		5 years
Interest rate reprice term		5 years
Issuance by Banco Santander S.A. in May 2021, series in Euros | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					4.125%	4.125%	4.125%
Initial interest rate term					7 years
Mid-swap rate term					5 years
Interest rate reprice term					5 years
Issuance by Banco Santander S.A. in May 2021, series in Euros | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount					€ 750.0
Interest rate (as a percent)					4.125%	4.125%	4.125%
Issuance by Banco Santander S.A. in May 2021, series in Euros | 5-Year Mid-Swap Rate (Euro)
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period					4.311%	4.311%	4.311%
Issuance by Banco Santander S.A. in September 2021
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)	3.625%
Initial interest rate term	8 years
Adjustment to reference rate, after initial interest rate period	3.76%
Mid-swap rate term	5 years
Interest rate reprice term	5 years
Issuance by Banco Santander S.A. in September 2021 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Interest rate (as a percent)					3.625%	3.625%	3.625%
Initial interest rate term					8 years
Mid-swap rate term					5 years
Interest rate reprice term					5 years
Issuance by Banco Santander S.A. in September 2021 | Fixed interest rate | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount					€ 1,000.0
Interest rate (as a percent)					3.625%	3.625%	3.625%
Issuance by Banco Santander S.A. in September 2021 | 5-Year Mid-Swap Rate (Euro)
Disclosure of detailed information about financial instruments [line items]
Adjustment to reference rate, after initial interest rate period					3.76%	3.76%	3.76%
Issuance by Santander Finance Preferred S.A. in September 2004 | CMS10 | Preferred Securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount					€ 144.0
Interest rate (as a percent)					8.00%	8.00%	8.00%
Variable interest rate (as a percent)					0.05%	0.05%	0.05%